BUSINESS COMBINATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS

6. BUSINESS COMBINATIONS

Secuvant, LLC.

On June 3, 2026, the Company acquired Secuvant, LLC (“Secuvant”) through the consummation of a merger pursuant to that certain Merger Agreement dated May 21, 2026, among the Company, Cycurion Merger Sub, LLC and Secuvant, pursuant to which Cycurion Merger Sub, LLC merged with and into Secuvant, with Secuvant surviving as a wholly owned subsidiary of the Company. The total purchase consideration included cash of $875,000 and 888,888 shares of Series I convertible preferred stock, valued at $2.0 million based on the estimated fair value at the acquisition date. The merger agreement includes a contingent earn-out to be paid upon reaching certain revenue and gross margin hurdles over a three-year period. As of June 30, 2026, the total estimated contingent payout is $3.1 million, comprised of $0.6 million cash and $2.5 million to be settled with common stock.

The transaction was accounted for as a business combination under ASC 805. Upon closing the merger, all outstanding equity interests of Secuvant were cancelled and converted into the right to receive the merger consideration specified in the Merger Agreement. As of the transaction date, the preliminary fair value of assets acquired totaled $47,353, excluding cash of $558,014 that was netted against cash consideration paid. Liabilities assumed amounted to $1.0 million, including accounts payable, deferred revenue, loans payable and contingent liability related to earn-out provisions of the transaction. The net assets acquired were negative $0.9 million. The total consideration transferred exceeded the net assets acquired, resulting in the recognition of goodwill amounting to $6,378,948. This goodwill reflects the strategic value of Secuvant’s operations, expected synergies, and future growth potential.

The Company recorded preliminary goodwill and intangibles of approximately $6.4 million related to the Secuvant acquisition, subject to adjustments through June 30, 2027 as the company engages outside valuation consultants to value the stand-alone intangibles acquired.

Table 6.1: Secuvant Valuation

Preliminary Allocation of Assets and Liabilities
Cash consideration:
Cash consideration	$875,000
Estimated additional cash payments - contingent earn-out	623,970
Less: cash acquired	(558,014)
Estimated cash consideration, net of cash acquired	940,956
Noncash consideration:
Series I Convertible Preferred Stock	2,000,000
Estimated common stock consideration - contingent earn-out	2,495,881
Noncash consideration	4,495,881
Total consideration	$5,436,837
Assets acquired:
Accounts receivable	$23,458
Prepaid expenses	23,895
Total identified assets acquired	47,353
Liabilities assumed:
Accounts payable	265,294
Deferred revenue	392,471
Loans payable - current portion	4,689
Loans payable - non-current portion	327,010
Total identified liabilities assumed	989,464
Net identifiable liabilities assumed	(942,111)
Goodwill	6,378,948
Net assets acquired	$5,436,837

SLG Innovation, Inc.

SLG is a technology services firm with operations and client contracts that management believes are strategically complementary to the Company’s existing business and long-term growth objectives. As of December 31, 2020, the Company had initiated discussions regarding the potential acquisition of SLG and had advanced a non-refundable deposit of $1,401,923 for cash advances, loans, capitalized transaction costs and accounts receivable arising from prior business dealings with SLG. On May 13, 2021, the Company entered into an agreement to acquire substantially all of SLG’s assets and certain liabilities, which included a termination right exercisable at the Company’s sole discretion prior to December 31, 2021. This agreement was subsequently amended to limit the acquisition to certain specified assets, primarily identifiable sales contracts.

As of December 31, 2024, the non-refundable deposit balance had increased to $2,000,000, comprising $561,808 in cash advances and loans, $20,000 in due diligence costs, and $1,418,192 in accounts receivable.

On April 29, 2023, the Company and SLG executed a unidirectional letter of intent (“SLG LOI”), which bound SLG to the transaction but did not obligate the Company. The SLG LOI provided that, unless terminated by the Company on or before April 30, 2024, the Company would proceed to acquire SLG or substantially all of its assets and liabilities through a structure to be finalized. The agreed-upon valuation included the $2,000,000 receivable, $2,136,445 in SLG payables to RCR Technology Corporation (excluding payables incurred within 90 days prior to closing), and 33,212 shares of the Company’s capital stock.

In connection with the potential SLG transaction, the Company entered into a separate unidirectional letter of intent with RCR (“RCR LOI”) on April 29, 2023, under which the Company would acquire SLG’s payables owed to RCR, subject to the closing of the potential SLG transaction. Consideration for the RCR transaction was to be settled in the form of shares of common stock of the Company, as specified in the RCR LOI.

The transaction contemplated by the SLG LOI did not close and the Company does not expect that it will close under the terms of the SLG LOI. In lieu of such transaction, and consistent with the economic and business relationship between SLG and the Company for more than the past two years, on March 31, 2025, the Company and SLG entered into a Management Services Agreement (the “MSA”), pursuant to which SLG memorialized its formal engagement of the Company to provide the Management Services (as defined in the MSA) on the terms and subject to the conditions set forth therein. The parties agreed that the Company would continue to retain sole and absolute discretion to select its employees and/or independent contractors who would perform and support the Management Services; provided that the compensation paid to any such persons shall not exceed the compensation that would have been paid to a comparable, unaffiliated third party on a commercial, arms-length basis. SLG agreed to cooperate in good faith with the Company in furtherance of its continued performance of the Management Services.

In connection with the Management Services to be provided by the Company, SLG agreed to pay a fee equal to SLG’s “operational cash flow” (whether or not the inbound funds included were recognized as revenue under U.S. GAAP and whether or not the outbound funds were recognized as expenses under U.S. GAAP during the relevant reporting period). For purposes of the MSA, “operational cash flow” means (i) all cash and cash-equivalents received by, or on behalf of, SLG from any source for any reason during any reporting period minus (ii) all payments made by, or on behalf of, SLG, all in connection with SLG’s business as historically operated and as managed by the Company in accordance with the provisions of the MSA. If SLG’s operational cash flow during any reporting period is negative, then the Company reserves the right (in its sole and absolute discretion) to advance funds to SLG in an amount not to exceed such negative cash flow during such period with an interest rate to be determined on a case-by-case basis.

In connection with the execution and delivery of the MSA, the Company and Ed Burns entered into a Release Agreement (the “Burns Release Agreement”), pursuant to which the Company acknowledged that it has provided and will continue to provide certain services to SLG as a subcontractor and Mr. Burns agreed to release certain claims that he had, has, or may have against the Company or SLG in relation to the terms and conditions of the MSA, the transactions contemplated thereby, or the manner in which the Company and SLG became parties to the MSA, as well as the relationship between the Company and SLG prior to the date of the MSA and the Company issued to Mr. Burns 33,609 shares of common stock and 51 shares of Series E Convertible Preferred Stock with a face value of $10,000 and conversion price of $1.00. The Company offered a substantially equivalent release agreement to the owner of 49% of the equity of SLG with a percentage-equivalent contingent issuance of common stock and Series E Convertible Preferred Stock. As of the date of this quarterly report, such other release has not been accepted or executed and delivered.

On March 31, 2025, the company entered into a Management Services Agreement and a Release agreement (the “Agreement”) to gain control of SLG as a VIE. The total purchase consideration for the VIE contractual relationship of SLG consisted primarily of:

(a) a prepaid deposit of $2,000,000;

(b) 33,609 shares of common stock having par value of $0.0001 per share;

(c) 51 shares of Series E Convertible Preferred Stock with a stated value of $10,000 and a conversion price of $1.00; and

(d) $10,814,147 of accounts receivable owed to Cycurion by SLG.

The Company has determined that the SLG transaction constitutes a business combination as defined by ASC 805, Business Combinations (“ASC 805”). ASC 805 establishes principles and requirements as to how the acquirer of a business recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree. The assets acquired and liabilities assumed were recognized provisionally in the accompanying consolidated balance sheets at their estimated fair values as of March 31, 2025, and subsequently adjusted through March 31, 2026. Under U.S. GAAP, the measurement period shall not exceed one year from the acquisition date and the Company has finalized these amounts as of March 31, 2026. The results of operations for SLG are included in the consolidated results of Cycurion, Inc. starting April 1, 2025.

Table 6: SLG Valuation

	Initial Allocation of Assets and Liabilities	Adjustments	Final Allocation of Assets and Liabilities as of March 31, 2026
Cash consideration:
Cash consideration	$2,000,000	$-	$2,000,000
Less: cash acquired	(34,983)	-	(34,983)
Cash consideration, net of cash acquired	1,965,017	-	1,965,017
Noncash consideration:
Common stock (1)	254,071	250,071	504,142
Series E Convertible Preferred Stock (2)	255,000	-	255,000
Accounts receivable in Cycurion owing from SLG (3)	10,814,147	-	10,814,147
Noncash consideration	11,323,218	250,071	11,573,289
Total consideration	$13,288,235	$250,071	$13,538,306
Assets acquired:
Accounts receivable	$3,066,581	$-	$3,066,581
Total identified assets acquired	3,066,581	-	3,066,581
Liabilities assumed:
Accounts payable	4,317,052	222,313	4,539,365
Accrued liabilities	10,650	54,209	64,859
Payroll liability	40,642	173,629	214,271
Factoring liability	2,176,922	-	2,176,922
Due to related parties	18,000	-	18,000
Loans payable	625,222	-	625,222
Liabilities to Cycurion	2,982,908	-	2,982,908
Total identified liabilities assumed	10,171,396	450,151	10,621,547
Net identifiable liabilities assumed	(7,104,815)	(450,151)	(7,554,966)
Elimination of inter-company balances	2,982,908	-	2,982,908
Non-controlling interest	(3,464,218)	-	(3,464,218)
Goodwill	13,945,924	700,222	14,646,146
Net assets acquired	$13,288,235	$250,071	$13,538,306

(1)	Represents the fair value of 33,609 shares of common stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
(2)	Represents the fair value of the Series E Convertible Preferred Stock on an as converted to common stock basis using the quoted price of the Company’s common stock on the date of issuance.
(3)	Represents the fair value of the accounts receivable owed to Cycurion by SLG.
(4)	Fair value of the noncontrolling interest based on NCI’s 49% interest in the net assets acquired.
(5)	Goodwill is calculated as total consideration paid less net assets acquired.

8.	BUSINESS COMBINATION

SLG Innovation, Inc.

SLG is a technology services firm with operations and client contracts deemed to be strategically complementary to the Company’s existing business and long-term growth objectives. As of December 31, 2020, the Company had initiated discussions regarding the potential acquisition of SLG and had advanced a non-refundable deposit of $1,401,923 for cash advances, loans, capitalized transaction costs and accounts receivable arising from prior business dealings with SLG. On May 13, 2021, the Company entered into an agreement to acquire substantially all of SLG’s assets and certain liabilities, which included a termination right exercisable at the Company’s sole discretion prior to December 31, 2021. This agreement was subsequently amended to limit the acquisition to certain specified assets, primarily identifiable sales contracts.

As of December 31, 2024, the refundable deposit had increased to $2,000,000, comprising $561,808 in cash advances and loans, $20,000 in due diligence costs, and $1,418,192 in accounts receivable.

On April 29, 2023, the Company and SLG executed a unidirectional letter of intent (“SLG LOI”), which bound SLG to the transaction but did not obligate the Company. The SLG LOI provided that, unless terminated by the Company on or before April 30, 2024, the Company would proceed to acquire SLG or substantially all of its assets and liabilities through a structure to be finalized. The agreed-upon valuation included the $2,000,000 receivable, $2,136,445 in SLG payables to RCR Technology Corporation (excluding payables incurred within 90 days prior to closing), and 33,212 shares of the Company’s capital stock.

In connection with the potential SLG transaction, the Company entered into a separate unidirectional letter of intent with RCR (“RCR LOI”) on April 29, 2023, under which the Company would acquire SLG’s payables owed to RCR, subject to the closing of the potential SLG transaction. Consideration for the RCR transaction was to be settled in the form of shares of Common Stock of the Company, as specified in the RCR LOI.

The transaction contemplated by the SLG LOI did not close and the Company does not expect that it will close. In lieu of such transaction, and consistent with the economic and business relationship between SLG and the Company for more than the past two years, on March 31, 2025, the Company and SLG entered into a Management Services Agreement (the “MSA”), pursuant to which SLG memorialized its formal engagement of the Company to provide the Management Services (as defined in the MSA) on the terms and subject to the conditions set forth therein. The parties agreed that the Company would continue to retain sole and absolute discretion to select its employees and/or independent contractors who would perform and support the Management Services; provided that the compensation paid to any such persons shall not exceed the compensation that would have been paid to a comparable, unaffiliated third party on a commercial, arms-length basis. SLG agreed to cooperate in good faith with the Company in furtherance of its continued performance of the Management Services.

In connection with the Management Services to be provided by the Company, SLG agreed to pay a fee equal to SLG’s “operational cash flow” (whether or not the inbound funds included were recognized as revenue under U.S. GAAP and whether or not the outbound funds were recognized as expenses under U.S. GAAP during the relevant reporting period). For purposes of the MSA, “operational cash flow” means (i) all cash and cash-equivalencies received by, or on behalf of, SLG from any source for any reason during any reporting period minus (ii) all payments made by, or on behalf of, SLG, all in connection with SLG’s business as historically operated and as managed by the Company in accordance with the provisions of the MSA. If SLG’s operational cash flow during any reporting period is negative, then the Company reserves the right (in its sole and absolute discretion) to advance funds to SLG in an amount not to exceed such negative cash flow during such period with an interest rate to be determined on a case-by-case basis.

In connection with the execution and delivery of the MSA, the Company and Ed Burns entered into a Release Agreement (the “Burns Release Agreement”), pursuant to which the Company acknowledged that it has provided and will continue to provide certain services to SLG as a subcontractor and Mr. Burns agreed to release certain claims that he had, has, or may have against the Company or SLG in relation to the terms and conditions of the MSA, the transactions contemplated thereby, or the manner in which the Company and SLG became parties to the MSA, as well as the relationship between the Company and SLG prior to the date of the MSA and the Company issued to Mr. Burns 33,609 shares of Common Stock and 51 shares of Series E Convertible Preferred Stock with a face value of $10,000 and conversion price of $1.00. The Company offered a substantially equivalent release agreement to the owner of 49% of the equity of SLG with a percentage-equivalent contingent issuance of Common Stock and Series E Convertible Preferred Stock. As of the date of this quarterly report, such other release has not been accepted or executed and delivered.

On March 31, 2025, the company entered into a Management Services Agreement and a Release agreement (the “Agreement”) to gain control of SLG as a VIE. The total purchase consideration for the VIE contractual relationship of SLG consisted primarily of:

a.	prepaid deposit of $2,000,000;

b.	33,609 shares of Common Stock having par value of $0.0001 per share;

c.	51 shares of Series E Convertible Preferred Stock with a face value of $10,000 and conversion price of $1.00; and

d.	$10,814,147 of accounts receivable in Cycurion owing from SLG

The Company has determined that the SLG transaction constitutes a business combination as defined by ASC 805, Business Combinations (“ASC 805”). ASC 805 establishes principles and requirements as to how the acquirer of a business recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree. The assets acquired and liabilities assumed were recognized provisionally in the accompanying consolidated balance sheets at their estimated fair values as of March 31, 2025, and adjusted in the second and third quarter of 2025. The initial accounting for the business combination is not complete as the Company is in the process of obtaining additional information for the valuation of acquired assets and liabilities, if any. The provisional amounts are subject to change to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Under U.S. GAAP, the measurement period shall not exceed one year from the acquisition date and the Company will finalize these amounts no later than March 31, 2026. The estimated fair values as of the business combination date are based on information that existed as of the acquisition date. During the measurement period the Company may adjust provisional amounts recorded for assets acquired and liabilities assumed to reflect new information that the Company has subsequently obtained regarding facts and circumstances that existed as of the transaction date. The results of operations for SLG are included in the consolidated results of Cycurion, Inc. starting April 1, 2025.

Table 8: SLG Valuation
	Initial Allocation of Assets and Liabilities	Adjustments	Estimated Allocation of Assets and Liabilities as of December 31, 2025
Cash consideration:
Cash consideration	$2,000,000	$-	$2,000,000
Less: cash acquired	(34,983)	-	(34,983)
Cash consideration, net of cash acquired	1,965,017	-	1,965,017
Noncash consideration:
Common Stock (1)	254,071	250,071	504,142
Series E Convertible Preferred Stock (2)	255,000	-	255,000
Accounts receivable in Cycurion owing from SLG (3)	10,814,147	-	10,814,147
Noncash consideration	11,323,218	250,071	11,573,289
Total consideration	$13,288,235	$250,071	$13,538,306
Assets acquired:
Accounts receivable	$3,066,581	$-	$3,066,581
Total identified assets acquired	3,066,581	-	3,066,581
Liabilities assumed:
Accounts payable	4,317,052	-	4,317,052
Accrued liabilities	10,650	54,209	64,859
Payroll liability	40,642	-	40,642
Factoring liability	2,176,922	-	2,176,922
Due to related parties	18,000	-	18,000
Loans payable	625,222	-	625,222
Liabilities to Cycurion	2,982,908	-	2,982,908
Total identified liabilities assumed	10,171,396	54,209	10,225,605
Net identifiable liabilities assumed	(7,104,815)	(54,209)	(7,159,024)
Elimination of inter-company balances	2,982,908	-	2,982,908
Non-controlling interest	(3,464,218)	-	(3,464,218)
Goodwill	13,945,924	304,280	14,250,204
Net assets acquired	$13,288,235	$250,071	$13,538,306

(1)	Represents the fair value of 33,609 Common Stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
(2)	Represents the fair value of the Series E Convertible Preferred Stock as is converted to Common Stock based on the quoted price Common Stock on the date of issuance.
(3)	Represents the fair value of the accounts receivable in Cycurion owing from SLG.
(4)	Fair value of the noncontrolling interest based on NCI’s 49% interest in the net assets acquired.
(5)	Goodwill is calculated as Total Consideration paid less the net assets acquired.